Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021
Revenues:
Total revenues	$ 405,430,689	$ 124,639,420	$ 595,202,549	$ 182,054,687	$ 1,070,324	$ 371,887,272
Costs and operating expenses:
Airfreight services	269,019,226	68,891,139	320,645,001	85,628,080	158,223	130,564,578
Ocean freight and ocean services	107,173,955	38,726,139	223,761,697	66,592,372	628,542	179,759,763
Contract logistics	679,426	297,758	1,069,826	561,826	3,497	1,267,360
Customs brokerage and other services	12,393,603	8,357,835	25,318,695	16,502,717	157,800	33,766,727
Acquisition expenses					239,350
Salaries and related costs	2,817,938	2,191,247	5,569,318	4,292,136	60,776	9,184,390
Professional fees	184,459	228,739	478,326	658,480	180,000	1,350,369
Rent and occupancy	489,770	442,605	969,979	901,116	21,086	1,815,194
Selling and promotion	2,659,490	846,883	3,692,618	1,898,311	5,720	4,535,373
Depreciation and amortization	194,875	191,398	388,672	382,311		765,532
Fees on factoring agreements		1,410,203	27,000	1,884,263		4,471,540
Other	1,154,945	16,190	1,423,067	238,889	19,682	877,458
Total costs and operating expenses	396,767,687	121,600,136	583,344,199	179,540,407	1,474,676	368,358,284
Income from operations	8,663,002	3,039,284	11,858,350	2,514,280	(404,352)	3,528,988
Other income (expenses)
Interest expense, net	(1,881,201)	(28,474)	(3,171,480)	(60,913)	(4,158)	(1,781,828)
Amortization of debt discount	(391,035)	(175,266)	(776,515)	(175,266)
Gain on forgiveness of promissory note			358,236			1,646,062
Gain (loss) on extinguishment of convertible notes payable		(1,147,856)	780,050	(1,147,856)		(1,147,856)
Total other income (expenses)	(2,272,236)	(1,351,596)	(2,809,709)	(1,384,035)	(4,158)	(1,283,622)
Net income before income tax provision	6,390,766	1,687,688	9,048,641	1,130,245	(408,510)	2,245,366
Income tax provision	1,902,541	290,505	2,537,000	307,199		519,869
Net income	$ 4,488,225	$ 1,397,183	$ 6,511,641	$ 823,046	$ (408,510)	$ 1,725,497
Net income per common share
– basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ (0)
– diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ (0)
Weighted average common shares outstanding
– basic	1,764,049,961	1,393,560,488	1,687,489,133	1,308,705,539	10,000,000	1,408,941,722
– diluted	10,899,465,407	9,306,568,440	10,822,904,579	9,221,713,491	10,000,000	10,030,364,061
Airfreight Services [Member]
Revenues:
Total revenues	$ 275,070,204	$ 72,388,144	$ 327,232,845	$ 89,887,028	$ 169,924	$ 137,055,903
Ocean Freight and Ocean Services [Member]
Revenues:
Total revenues	115,421,970	42,601,314	238,722,728	73,254,180	730,944	196,041,832
Contract Logistics [Member]
Revenues:
Total revenues	1,211,056	838,853	1,933,720	1,527,563	18,126	3,093,626
Customs Brokerage and Other Services [Member]
Revenues:
Total revenues	$ 13,727,459	$ 8,811,109	$ 27,313,256	$ 17,385,916	$ 151,330	$ 35,695,911